Nature of Operations and Going Concern - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 44,900	$ 42,500
Retained deficit	$ (70,414)	$ (70,568)	$ (59,094)